UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER:            811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible
Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:          (630) 245-7200
DATE OF FISCAL YEAR END:          October 31, 2008
DATE OF REPORTING PERIOD:       July 31, 2008

Convertible Opportunities and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (90.6%)
		Consumer Discretionary (22.9%)
3,315,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	$2,465,531
2,841,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	2,315,415
		D.R. Horton, Inc.
1,894,000		9.750%, 09/15/10	1,865,590
1,894,000		8.000%, 02/01/09	1,894,000
1,435,000		7.875%, 08/15/11	1,320,200
11,517,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	11,948,887
4,996,000		EchoStar Communications Corp. 7.125%, 02/01/16	4,633,790
8,997,000		Expedia, Inc. 7.456%, 08/15/18	8,727,090
5,209,000		GameStop Corp. 8.000%, 10/01/12	5,391,315
		General Motors Corp.^
8,524,000		7.200%, 01/15/11	5,625,840
1,421,000		7.125%, 07/15/13	813,523
8,050,000		Goodyear Tire & Rubber Company 7.000%, 03/15/28	6,359,500
5,446,000		Hanesbrands, Inc.^‡ 6.508%, 12/15/14	4,874,170
3,788,000		Hasbro, Inc. 6.600%, 07/15/28	3,425,238
2,841,000		Interpublic Group of Companies, Inc. 7.250%, 08/15/11	2,748,668
2,614,000		Jarden Corp.^ 7.500%, 05/01/17	2,287,250
2,625,000		Kellwood Company 7.625%, 10/15/17	1,614,375
2,841,000		Liberty Media Corp.^ 8.250%, 02/01/30	2,530,794
10,418,000		McDonald’s Corp. 5.350%, 03/01/18	10,222,756
16,574,000		MGM Mirage^ 8.375%, 02/01/11	15,040,905
1,629,000		Oxford Industries, Inc. 8.875%, 06/01/11	1,571,985
4,735,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	4,794,187
		Pulte Homes, Inc.
2,841,000		7.875%, 08/01/11	2,755,770
1,326,000		8.125%, 03/01/11	1,306,110
		Royal Caribbean Cruises, Ltd.
4,735,000		7.500%, 10/15/27	3,669,625
2,368,000		7.000%, 06/15/13	2,113,440
947,000		7.250%, 06/15/16^	809,685
		Service Corp. International
6,630,000		7.500%, 04/01/27	5,453,175
1,894,000		7.625%, 10/01/18	1,808,770
947,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	935,163
7,577,000		Time Warner, Inc. 7.625%, 04/15/31	7,530,447
		Toll Brothers, Inc.
2,112,000		8.250%, 02/01/11	2,027,520
1,032,000		8.250%, 12/01/11	982,980
12,028,000		Vail Resorts, Inc. 6.750%, 02/15/14	11,336,390
4,735,000		Warnaco Group, Inc. 8.875%, 06/15/13	4,930,319
947,000	GBP	Warner Music Group 8.125%, 04/15/14	1,454,749

			149,585,152

		Consumer Staples (15.0%)
4,139,000		Alliance One International, Inc. 8.500%, 05/15/12	3,901,008
		Anheuser-Busch Companies, Inc.
9,471,000		5.500%, 01/15/18	8,775,213
947,000		5.000%, 03/01/19	822,805
4,735,000		Chattem, Inc.^ 7.000%, 03/01/14	4,652,137
5,209,000		Chiquita Brands International, Inc.^ 8.875%, 12/01/15	4,440,672
10,418,000		Coca-Cola Company 5.350%, 11/15/17	10,489,051
1,894,000		Constellation Brands, Inc. 7.250%, 09/01/16	1,837,180
5,872,000		Del Monte Foods Company 8.625%, 12/15/12	6,033,480
10,892,000		Kimberly-Clark Corp. 6.125%, 08/01/17	11,210,144
3,315,000		NBTY, Inc. 7.125%, 10/01/15	3,132,675
		Pilgrim’s Pride Corp.
6,203,000		8.375%, 05/01/17^	4,776,310
1,610,000		7.625%, 05/01/15	1,368,500
		Reynolds American, Inc.
5,209,000		7.300%, 07/15/15	5,319,926
2,841,000		7.625%, 06/01/16	2,940,188
2,841,000		7.250%, 06/15/37	2,745,872
9,471,000		Smithfield Foods, Inc. 7.750%, 05/15/13	8,618,610
5,683,000		Sysco Corp.
		5.250%, 02/12/18	5,703,902
10,418,000		Wal-Mart Stores, Inc. 5.800%, 02/15/18	10,785,349

			97,553,022

		Energy (10.7%)
6,582,000		Arch Western Finance, LLC 6.750%, 07/01/13	6,598,455
2,084,000		Bristow Group, Inc. 7.500%, 09/15/17	2,063,160
		Chesapeake Energy Corp.
8,524,000		7.500%, 06/15/14	8,641,205
2,623,000		6.875%, 11/15/20	2,472,178

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

1,894,000	Complete Production Services, Inc. 8.000%, 12/15/16	$1,889,265
2,841,000	Comstock Resources, Inc. 6.875%, 03/01/12	2,777,078
2,841,000	Forest Oil Corp. 8.000%, 12/15/11	2,897,820
1,894,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	1,875,060
7,198,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	7,233,990
5,304,000	Petrohawk Energy Corp. 7.125%, 04/01/12	5,118,360
5,967,000	Petróleo Brasileiro, SA 8.375%, 12/10/18	6,966,472
2,581,000	Premcor Refining Group, Inc. 7.500%, 06/15/15	2,666,862
2,841,000	Range Resources Corp.^ 7.375%, 07/15/13	2,819,692
758,000	Southwestern Energy Company* 7.500%, 02/01/18	780,740
3,315,000	Superior Energy Services, Inc. 6.875%, 06/01/14	3,099,525
	Williams Companies, Inc.
9,471,000	7.750%, 06/15/31	9,849,840
1,894,000	7.500%, 01/15/31	1,936,615

		69,686,317

	Financials (5.7%)
	Ford Motor Credit Company, LLC
5,683,000	8.625%, 11/01/10	4,750,204
4,735,000	9.875%, 08/10/11	3,863,424
	Leucadia National Corp.
5,654,000	8.125%, 09/15/15	5,661,067
5,209,000	7.000%, 08/15/13	5,039,708
5,209,000	Nuveen Investments, Inc.* 10.500%, 11/15/15	4,714,145
1,610,000	Omega Healthcare Investors, Inc.
	7.000%, 04/01/14	1,549,625
2,380,000	Senior Housing Properties Trust 7.875%, 04/15/15	2,380,000
9,471,000	SLM Corp. 8.450%, 06/15/18	8,953,277

		36,911,450

	Health Care (0.2%)
1,610,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	1,614,025

	Industrials (11.0%)
2,841,000	BE Aerospace, Inc. 8.500%, 07/01/18	2,954,640
1,184,000	Belden CDT, Inc. 7.000%, 03/15/17	1,127,760
10,418,000	Caterpillar, Inc. 5.450%, 04/15/18	10,274,627
1,809,000	Deluxe Corp. 7.375%, 06/01/15	1,585,136
947,000	FTI Consulting, Inc.^ 7.625%, 06/15/13	965,940
2,841,000	Gardner Denver, Inc. 8.000%, 05/01/13	2,826,795
2,841,000	GATX Corp.^ 8.875%, 06/01/09	2,918,372
10,418,000	General Electric Company 5.250%, 12/06/17	10,111,419
1,515,000	H&E Equipment Service, Inc. 8.375%, 07/15/16	1,310,475
9,471,000	Honeywell International, Inc. 5.300%, 03/01/18	9,265,650
1,894,000	IKON Office Solutions, Inc.^ 7.750%, 09/15/15	1,903,470
2,368,000	Interline Brands, Inc. 8.125%, 06/15/14	2,273,280
2,311,000	SPX Corp.* 7.625%, 12/15/14	2,365,886
6,630,000	Terex Corp. 7.375%, 01/15/14	6,513,975
1,894,000	Trinity Industries, Inc. 6.500%, 03/15/14	1,822,975
10,418,000	United Technologies Corp.^ 5.375%, 12/15/17	10,435,294
3,291,000	Wesco Distribution, Inc. 7.500%, 10/15/17	2,945,445

		71,601,139

	Information Technology (10.6%)
	Amkor Technology, Inc.
4,262,000	9.250%, 06/01/16	4,059,555
1,894,000	7.750%, 05/15/13	1,740,113
3,788,000	Celestica, Inc. 7.875%, 07/01/11	3,825,880
4,735,000	Flextronics International, Ltd. 6.500%, 05/15/13	4,521,925
4,309,000	Freescale Semiconductor, Inc. 8.875%, 12/15/14	3,673,422
10,418,000	Hewlett-Packard Company 5.500%, 03/01/18	10,254,125
2,841,000	Jabil Circuit, Inc.^ 8.250%, 03/15/18	2,841,000
3,438,000	Lender Processing Services, Inc.* 8.125%, 07/01/16	3,450,892
10,418,000	Oracle Corp. 5.250%, 01/15/16	10,323,280
2,368,000	Seagate Technology
	6.800%, 10/01/16	2,143,040
6,488,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	6,666,420

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Xerox Corp.
8,997,000		8.000%, 02/01/27^	$8,596,436
6,630,000		7.625%, 06/15/13	6,884,877

			68,980,965

		Materials (6.1%)
1,697,000		Boise Cascade Company 7.125%, 10/15/14	1,230,325
		Ineos Group Holdings, PLC*
4,546,000	EUR	7.875%, 02/15/16	4,556,020
947,000		8.500%, 02/15/16^	639,225
4,735,000		Mosaic Company* 7.825%, 12/01/16	4,995,425
3,788,000		Neenah Paper, Inc. 7.375%, 11/15/14	3,238,740
7,577,000		Sealed Air Corp.* 6.875%, 07/15/33	6,899,631
7,411,000		Terra Industries, Inc. 7.000%, 02/01/17	7,355,417
1,894,000		Texas Industries, Inc.^ 7.250%, 07/15/13	1,865,590
		Union Carbide Corp.
3,788,000		7.500%, 06/01/25	3,741,870
2,936,000		7.875%, 04/01/23	2,999,650
3,031,000		Westlake Chemical Corp. 6.625%, 01/15/16	2,546,040

			40,067,933

		Telecommunication Services (7.6%)
9,471,000		AT&T, Inc. 5.500%, 02/01/18	9,261,748
4,461,000		CenturyTel, Inc. 6.875%, 01/15/28	3,898,338
5,777,000		Citizens Communications Company 9.000%, 08/15/31	5,141,530
5,683,000		Leap Wireless International, Inc. 9.375%, 11/01/14	5,597,755
5,683,000		Qwest Communications International, Inc.^ 7.750%, 02/15/31	4,461,155
9,471,000		Sprint Nextel Corp. 7.375%, 08/01/15	7,297,188
3,788,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	3,598,600
10,892,000		Verizon Communications, Inc. 5.500%, 04/01/17	10,466,460

			49,722,774

		Utilities (0.8%)
5,209,000		TXU Corp.* 10.250%, 11/01/15	5,235,045

		TOTAL CORPORATE BONDS (Cost $624,525,374)	590,957,822

CONVERTIBLE BONDS (28.2%)
		Consumer Discretionary (3.0%)
7,500,000		Amazon.com, Inc. 4.750%, 02/01/09	8,165,625
10,000,000		Liberty Media Corp. (Time Warner) ∞ 3.125%, 03/30/23	10,187,500
1,870,000		Liberty Media Corp. (Viacom-B) ∞ 3.250%, 03/15/31	1,180,438

			19,533,563

		Energy (2.8%)
8,500,000		Chesapeake Energy Corp. 2.250%, 12/15/38	8,149,375
9,500,000		SeaDrill, Ltd. 3.625%, 11/08/12	10,288,949

			18,438,324

		Financials (1.9%)
		Health Care REIT, Inc.
4,270,000		4.750%, 07/15/27	4,750,375
1,000,000		4.750%, 12/01/26	1,133,750
5,000,000		SVB Financial Group* 3.875%, 04/15/11	6,181,250

			12,065,375

		Health Care (4.6%)
7,040,000		Cubist Pharmaceuticals, Inc. 2.250%, 06/15/13	6,908,000
16,000,000		Invitrogen Corp. 3.250%, 06/15/25	17,580,000
5,500,000		Millipore Corp. 3.750%, 06/01/26	5,623,750

			30,111,750

		Industrials (5.5%)
10,500,000		L-3 Communications Holdings, Inc.
		3.000%, 08/01/35	12,075,000
8,250,000		Lockheed Martin Corp.‡ 2.426%, 08/15/33	11,913,825
2,500,000		Quanta Services, Inc.* 3.750%, 04/30/26	3,743,750
8,000,000		Trinity Industries, Inc.^ 3.875%, 06/01/36	7,970,000

			35,702,575

		Information Technology (10.4%)
8,000,000		Blackboard, Inc. 3.250%, 07/01/27	7,880,000
5,500,000		Euronet Worldwide, Inc. 3.500%, 10/15/25	4,413,750
8,500,000		Informatica Corp. 3.000%, 03/15/26	9,052,500
32,250,000		Intel Corp.^ 2.950%, 12/15/35	31,403,437

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Linear Technology Corp.
14,000,000		3.000%, 05/01/27*	$12,915,000
2,500,000		3.000%, 05/01/27^	2,306,250

			67,970,937

		TOTAL CONVERTIBLE BONDS (Cost $181,935,131)	183,822,524

SYNTHETIC CONVERTIBLE SECURITIES (5.9%)
Corporate Bonds (5.0%)
		Consumer Discretionary (1.3%)
185,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	137,594
159,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	129,585
		D.R. Horton, Inc.
106,000		9.750%, 09/15/10	104,410
106,000		8.000%, 02/01/09	106,000
80,000		7.875%, 08/15/11	73,600
643,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	667,112
279,000		EchoStar Communications Corp. 7.125%, 02/01/16	258,772
503,000		Expedia, Inc. 7.456%, 08/15/18	487,910
291,000		GameStop Corp. 8.000%, 10/01/12	301,185
		General Motors Corp.^
476,000		7.200%, 01/15/11	314,160
79,000		7.125%, 07/15/13	45,228
450,000		Goodyear Tire & Rubber Company 7.000%, 03/15/28	355,500
304,000		Hanesbrands, Inc.^ ‡ 6.508%, 12/15/14	272,080
212,000		Hasbro, Inc. 6.600%, 07/15/28	191,698
159,000		Interpublic Group of Companies, Inc. 7.250%, 08/15/11	153,832
146,000		Jarden Corp.^ 7.500%, 05/01/17	127,750
147,000		Kellwood Company 7.625%, 10/15/17	90,405
159,000		Liberty Media Corp.^ 8.250%, 02/01/30	141,639
582,000		McDonald’s Corp. 5.350%, 03/01/18	571,093
926,000		MGM Mirage^ 8.375%, 02/01/11	840,345
91,000		Oxford Industries, Inc. 8.875%, 06/01/11	87,815
265,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	268,312
		Pulte Homes, Inc.
159,000		7.875%, 08/01/11	154,230
74,000		8.125%, 03/01/11	72,890
		Royal Caribbean Cruises, Ltd.
265,000		7.500%, 10/15/27	205,375
132,000		7.000%, 06/15/13	117,810
53,000		7.250%, 06/15/16^	45,315
		Service Corp. International
370,000		7.500%, 04/01/27	304,325
106,000		7.625%, 10/01/18	101,230
53,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	52,338
423,000		Time Warner, Inc. 7.625%, 04/15/31	420,401
		Toll Brothers, Inc.
118,000		8.250%, 02/01/11	113,280
58,000		8.250%, 12/01/11	55,245
672,000		Vail Resorts, Inc. 6.750%, 02/15/14	633,360
265,000		Warnaco Group, Inc. 8.875%, 06/15/13	275,931
53,000	GBP	Warner Music Group 8.125%, 04/15/14	81,417

			8,359,172

		Consumer Staples (0.8%)
231,000		Alliance One International, Inc. 8.500%, 05/15/12	217,718
		Anheuser-Busch Companies, Inc.
529,000		5.500%, 01/15/18	490,137
53,000		5.000%, 03/01/19	46,049
265,000		Chattem, Inc.^ 7.000%, 03/01/14	260,362
291,000		Chiquita Brands International, Inc.^ 8.875%, 12/01/15	248,078
582,000		Coca-Cola Company 5.350%, 11/15/17	585,969
106,000		Constellation Brands, Inc. 7.250%, 09/01/16	102,820
328,000		Del Monte Foods Company 8.625%, 12/15/12	337,020
608,000		Kimberly-Clark Corp. 6.125%, 08/01/17	625,759
185,000		NBTY, Inc. 7.125%, 10/01/15	174,825
		Pilgrim’s Pride Corp.
347,000		8.375%, 05/01/17^	267,190
90,000		7.625%, 05/01/15	76,500
		Reynolds American, Inc.
291,000		7.300%, 07/15/15	297,197
159,000		7.625%, 06/01/16	164,551
159,000		7.250%, 06/15/37	153,676
529,000		Smithfield Foods, Inc. 7.750%, 05/15/13	481,390
317,000		Sysco Corp. 5.250%, 02/12/18	318,166
582,000		Wal-Mart Stores, Inc. 5.800%, 02/15/18	602,522

			5,449,929

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Energy (0.6%)
368,000	Arch Western Finance, LLC 6.750%, 07/01/13	$368,920
116,000	Bristow Group, Inc. 7.500%, 09/15/17	114,840
	Chesapeake Energy Corp.
476,000	7.500%, 06/15/14	482,545
147,000	6.875%, 11/15/20	138,548
106,000	Complete Production Services, Inc. 8.000%, 12/15/16	105,735
159,000	Comstock Resources, Inc. 6.875%, 03/01/12	155,423
159,000	Forest Oil Corp. 8.000%, 12/15/11	162,180
106,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	104,940
402,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	404,010
296,000	Petrohawk Energy Corp. 7.125%, 04/01/12	285,640
333,000	Petróleo Brasileiro, SA 8.375%, 12/10/18	388,777
144,000	Premcor Refining Group, Inc. 7.500%, 06/15/15	148,790
159,000	Range Resources Corp.^ 7.375%, 07/15/13	157,807
42,000	Southwestern Energy Company* 7.500%, 02/01/18	43,260
185,000	Superior Energy Services, Inc. 6.875%, 06/01/14	172,975
	Williams Companies, Inc.
529,000	7.750%, 06/15/31	550,160
106,000	7.500%, 01/15/31	108,385

		3,892,935

	Financials (0.3%)
	Ford Motor Credit Company, LLC
317,000	8.625%, 11/01/10	264,968
265,000	9.875%, 08/10/11	216,221
	Leucadia National Corp.
316,000	8.125%, 09/15/15	316,395
291,000	7.000%, 08/15/13	281,543
291,000	Nuveen Investments, Inc.* 10.500%, 11/15/15	263,355
90,000	Omega Healthcare Investors, Inc. 7.000%, 04/01/14	86,625
133,000	Senior Housing Properties Trust 7.875%, 04/15/15	133,000
529,000	SLM Corp. 8.450%, 06/15/18	500,083

		2,062,190

	Health Care (0.0%)
90,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	90,225

	Industrials (0.6%)
159,000	BE Aerospace, Inc. 8.500%, 07/01/18	165,360
66,000	Belden CDT, Inc. 7.000%, 03/15/17	62,865
582,000	Caterpillar, Inc. 5.450%, 04/15/18	573,991
101,000	Deluxe Corp. 7.375%, 06/01/15	88,501
53,000	FTI Consulting, Inc.^ 7.625%, 06/15/13	54,060
159,000	Gardner Denver, Inc. 8.000%, 05/01/13	158,205
159,000	GATX Corp.^ 8.875%, 06/01/09	163,330
582,000	General Electric Company 5.250%, 12/06/17	564,873
85,000	H&E Equipment Service, Inc. 8.375%, 07/15/16	73,525
529,000	Honeywell International, Inc. 5.300%, 03/01/18	517,530
106,000	IKON Office Solutions, Inc.^ 7.750%, 09/15/15	106,530
132,000	Interline Brands, Inc. 8.125%, 06/15/14	126,720
129,000	SPX Corp.* 7.625%, 12/15/14	132,064
370,000	Terex Corp. 7.375%, 01/15/14	363,525
106,000	Trinity Industries, Inc. 6.500%, 03/15/14	102,025
582,000	United Technologies Corp.^ 5.375%, 12/15/17	582,966
184,000	Wesco Distribution, Inc. 7.500%, 10/15/17	164,680

		4,000,750

	Information Technology (0.6%)
	Amkor Technology, Inc.
238,000	9.250%, 06/01/16	226,695
106,000	7.750%, 05/15/13	97,388
212,000	Celestica, Inc. 7.875%, 07/01/11	214,120
265,000	Flextronics International, Ltd. 6.500%, 05/15/13	253,075
241,000	Freescale Semiconductor, Inc. 8.875%, 12/15/14	205,453
582,000	Hewlett-Packard Company 5.500%, 03/01/18	572,845
159,000	Jabil Circuit, Inc.^ 8.250%, 03/15/18	159,000
192,000	Lender Processing Services, Inc.* 8.125%, 07/01/16	192,720
582,000	Oracle Corp. 5.250%, 01/15/16	576,708

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

132,000		Seagate Technology 6.800%, 10/01/16	$119,460
362,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	371,955
		Xerox Corp.
503,000		8.000%, 02/01/27^	480,605
370,000		7.625%, 06/15/13	384,224

			3,854,248

		Materials (0.3%)
95,000		Boise Cascade Company 7.125%, 10/15/14	68,875
		Ineos Group Holdings, PLC*
254,000	EUR	7.875%, 02/15/16	254,560
53,000		8.500%, 02/15/16^	35,775
265,000		Mosaic Company* 7.625%, 12/01/16	279,575
212,000		Neenah Paper, Inc. 7.375%, 11/15/14	181,260
423,000		Sealed Air Corp.* 6.875%, 07/15/33	385,185
414,000		Terra Industries, Inc. 7.000%, 02/01/17	410,895
106,000		Texas Industries, Inc.^ 7.250%, 07/15/13	104,410
		Union Carbide Corp.
212,000		7.500%, 06/01/25	209,418
164,000		7.875%, 04/01/23	167,555
169,000		Westlake Chemical Corp. 6.625%, 01/15/16	141,960

			2,239,468

		Telecommunication Services (0.4%)
529,000		AT&T, Inc. 5.500%, 02/01/18	517,312
249,000		CenturyTel, Inc. 6.875%, 01/15/28	217,594
323,000		Citizens Communications Company 9.000%, 08/15/31	287,470
317,000		Leap Wireless International, Inc. 9.375%, 11/01/14	312,245
317,000		Qwest Communications International, Inc.^ 7.750%, 02/15/31	248,845
529,000		Sprint Nextel Corp. 7.375%, 08/01/15	407,583
212,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	201,400
608,000		Verizon Communications, Inc. 5.500%, 04/01/17	584,246

			2,776,695

		Utilities (0.1%)
291,000		TXU Corp.*
		10.250%, 11/01/15	292,455

		TOTAL CORPORATE BONDS	33,018,067

NUMBER OF
CONTRACTS			VALUE

Options (0.9%)
		Consumer Discretionary (0.1%)
720		Carnival Corp.# Call, 01/16/10, Strike $35.00	$597,600
450		Nike, Inc.# Call, 01/16/10, Strike $70.00	236,250
700		Omnicom Group, Inc.#
		Call, 01/17/09, Strike $50.00	63,000

			896,850

		Consumer Staples (0.1%)
830		Coca-Cola Company# Call, 01/17/09, Strike $60.00	43,575
825		Walgreen Company# Call, 01/16/10, Strike $32.50	540,375

			583,950

		Health Care (0.2%)
		Express Scripts, Inc.#
500		Call, 01/17/09, Strike $65.00	497,500
375		Call, 01/16/10, Strike $70.00	498,750
10,250		Schering-Plough Corp.# Call, 11/22/08, Strike $27.50	384,375

			1,380,625

		Industrials (0.1%)
425		General Dynamics Corp.# Call, 01/17/09, Strike $90.00	263,500
570		Honeywell International, Inc.# Call, 01/17/09, Strike $55.00	149,625

			413,125

		Information Technology (0.4%)
		Apple, Inc.#
155		Call, 01/17/09, Strike $190.00	142,212
65		Call, 01/16/10, Strike $170.00	219,375
960		Cisco Systems, Inc.# Call, 01/17/09, Strike $27.50	44,160
1,150		Dell, Inc.# Call, 01/16/10, Strike $25.00	523,250
750		eBay, Inc.# Call, 01/16/10, Strike $25.00	395,625
50		Google, Inc.# Call, 01/17/09, Strike $710.00	13,750
195		Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	74,100
970		Microsoft Corp.# Call, 01/17/09, Strike $35.00	11,640
2,710		Nokia Corp.# Call, 01/17/09, Strike $40.00	47,425
1,760		Oracle Corp.# Call, 01/17/09, Strike $22.50	290,400
500		QUALCOMM, Inc.# Call, 01/16/10, Strike $45.00	771,250

			2,533,187

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

		Telecommunication Services (0.0%)
110		America Movil, SA de CV#
		Call, 01/17/09, Strike $60.00	$18,425

		TOTAL OPTIONS	5,826,162

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $46,875,976)	38,844,229

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (23.7%)
		Consumer Discretionary (0.8%)
6,750		Stanley Works‡ 5.125%	5,501,250

		Consumer Staples (2.0%)
200,000		Archer Daniels Midland Company 6.250%	7,800,000
5,500		Bunge, Ltd. 5.125%	5,060,000

			12,860,000

		Financials (6.8%)
140,000		American International Group, Inc. 8.500%	8,052,800
15,500		Bank of America Corp. 7.250%	14,461,500
302,800		Citigroup, Inc. 6.500%	13,361,050
200,000		MetLife, Inc. 6.375%	5,036,000
55,000		Reinsurance Group of America, Inc. 5.750%	3,465,000

			44,376,350

		Health Care (6.6%)
145	EUR	Bayer, AG 6.625%	16,889,868
132,000		Schering-Plough Corp. 6.000%	25,891,800

			42,781,668

		Industrials (1.2%)
180,000		Avery Dennison Corp. 7.875%	7,920,000

		Materials (6.3%)
170,000		Cia Vale do Rio Doce 5.500%	9,838,750
145,000		Freeport-McMoRan Copper & Gold, Inc.
		6.750%	20,333,350
1,400	CHF	Givaudan, SA 5.375%	11,083,329

			41,255,429

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $179,277,860)	154,694,697

COMMON STOCK (1.1%)
		Consumer Discretionary (1.1%)
96,119		Amazon.com, Inc.^# (Cost $8,332,920)	7,337,725

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (2.2%)
		Energy (0.8%)
35,000		JPMorgan Chase & Company (Transocean, Inc.)* 12.000%, 12/01/08	4,931,850

		Information Technology (1.4%)
24,000		Deutsche Bank (MasterCard, Inc.)* 12.000%, 08/12/08	5,263,560
144,935		JPMorgan Chase & Company (Nokia Corp.)* 12.000%, 08/07/08	4,005,279

			9,268,839

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $15,984,259)	14,200,689

NUMBER OF
SHARES			VALUE

INVESTMENT IN AFFILIATED FUND (3.8%)
24,623,650		Calamos Government Money Market Fund - Class I Shares Ω (Cost $24,623,650)	24,623,650

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (9.7%)
12,642,000		Bank of New York Institutional Cash Reserve Fund	12,642,000
50,000,000		Goldman Sachs Financial Square Prime Obligations Fund	50,000,000

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

543,000	Deutsche Bank, AG 2.200%, dated 07/31/08, due 08/01/08, repurchase price $543,033, collateralized by various U.S. Government Agency Securities 3.790%-7.000%, 07/01/13-11/01/47 with a value of $551,178	$543,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $63,185,000)	63,185,000

TOTAL INVESTMENTS (165.2%) (Cost $1,144,740,170)		1,077,666,336

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.7%)		(63,185,000)

LIABILITIES, LESS OTHER ASSETS (-39.6%)		(258,050,115)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-15.9%)		(104,064,648)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$652,366,573

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.8%)
	Health Care (-0.4%)
10,250	Schering-Plough Corp.# Call, 11/22/08, Strike $20.00	(2,665,000)

	Financials (-0.4%)
	SPDR Trust Series 1#
1,425	Call, 12/20/08, Strike $130.00	(758,812)
1,180	Call, 12/20/08, Strike $136.00	(335,120)
1,000	Call, 12/20/08, Strike $132.00	(440,000)
775	Call, 09/20/08, Strike $134.00	(90,675)
645	Call, 09/20/08, Strike $135.00	(59,985)
525	Call, 12/20/08, Strike $127.00	(362,250)
525	Call, 12/20/08, Strike $126.00	(392,438)
500	Call, 09/20/08, Strike $140.00	(11,000)
450	Call, 09/20/08, Strike $137.00	(24,750)

		(2,475,030)

	TOTAL WRITTEN OPTIONS (Cost $5,183,403)	(5,140,030)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements At July 31, 2008, the market value of 144A securities that could not be exchanged to the registered form is $64,523,398 or 9.9% of net assets applicable to common shareholders.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
∞	Securities exchangeable or convertible into securities of one or more entities different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2008.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $50,997,155.
Ω	Investment in an affiliated fund. During the period from November 1, 2007, through July 31, 2008, the fund had net purchases of $2,779,135 and received $561,134 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $21,844,515 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis on July 31, 2008.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows:

Cost basis of investments	$1,150,414,993

Gross unrealized appreciation	12,398,312
Gross unrealized depreciation	(85,146,969)

Net unrealized appreciation (depreciation)	$(72,748,657)

NOTE 3 – FORWARD FOREIGN CURRENCY CONTRACTS

There were no open forward currency contracts at July 31, 2008.

NOTE 4 – PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 4,160 shares of Preferred Shares outstanding consist of seven series, 552 shares of M, 552 shares of TU, 553 shares of W, 553 shares of TH, 650 shares of W28, 650 shares of TH7, and 650 shares of F7. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 5 – SWAPS

The Fund may engage in swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares.

As of July 31, 2008, the Fund had outstanding swap agreements as listed below.

	Fixed Rate	Floating Rate			Unrealized
	(Fund	(Fund	Termination	Notional	Appreciation/
Counterparty	Pays)	Receives)	Date	Amount	(Depreciation)
Merrill Lynch	3.60% Monthly	1 month LIBOR	11/28/2008	$60,000,000	$(156,063)

NOTE 6 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 7 – SECURITIES LENDING

The Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities loaned during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31,

2008, the Fund had securities valued at $60,350,726 that were on loan to broker-dealers and banks and held $63,185,000 in cash or cash equivalent collateral.

NOTE 8 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2008

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title: Date:	Principal Executive Officer September 24, 2008

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2008